Share Capital (Details 2)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares
Statement [Line Items]
Warrants Outstanding, Beginning	638,510	11,523,710	11,186,824	11,186,824
Warrants Issued		0	638,510	638,510
Warrants Exercised		0	301,624	301,624
Warrants Expired		(10,885,200)	0	0
Warrants Outstanding, Ending		638,510	11,523,710	11,523,710
Exercise Price One
Statement [Line Items]
Warrants Outstanding, Beginning	638,510	4,000,000	301,624	301,624
Warrants Issued	0	0	0	0
Warrants Exercised	0	0	301,624	301,624
Warrants Expired	(638,510)	(4,000,000)	0	0
Warrants Outstanding, Ending	0	638,510	4,000,000	4,000,000
Exercise Price | $ / shares	$ 0.75	$ 0.65	$ 0.30
Expiry Date	October 28, 2023	October 7, 2022	July 23, 2021	July 23, 2021
Exercise Price Two
Statement [Line Items]
Warrants Outstanding, Beginning	0	4,000,000
Warrants Issued		0	0	0
Warrants Exercised		0	0	0
Warrants Expired		(6,500,000)	0	0
Warrants Outstanding, Ending		0	4,000,000	4,000,000
Exercise Price | $ / shares		$ 0.65	$ 0.65
Expiry Date		November 12, 2022	October 7, 2022	October 7, 2022
Warrants Outstanding, Beginnings		6,500,000	4,000,000	4,000,000
Exercise Price Three
Statement [Line Items]
Warrants Issued		0	0	0
Warrants Exercised		0	0	0
Exercise Price | $ / shares		$ 0.65	$ 0.65
Expiry Date		November 12, 2022	November 12, 2022	November 12, 2022
Warrants Outstanding, Beginnings	0	6,500,000	6,500,000	6,500,000
Warrants Expired		(385,200)	0	0
Warrants Outstanding, Ending		0	6,500,000	6,500,000
Exercise Price Four
Statement [Line Items]
Warrants Issued		0	0	0
Warrants Exercised		0	0	0
Warrants Expired		0	0	0
Exercise Price | $ / shares		$ 0.75	$ 0.65
Expiry Date		October 28, 2023	November 12, 2022	November 12, 2022
Warrants Outstanding, Beginnings	638,510	638,510	385,200	385,200
Warrants Outstanding, Ending		638,510	638,510	638,510
Exercise Price Five
Statement [Line Items]
Warrants Issued			638,510	638,510
Warrants Exercised			0	0
Warrants Expired			0	0
Exercise Price | $ / shares				$ 0.75
Expiry Date			October 28, 2023	October 28, 2023
Warrants Outstanding, Beginnings		638,510	0	0
Warrants Outstanding, Ending			638,510	638,510